S000001246 [Member] Investment Strategy - SMALL CAP VALUE FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization value companies. Small capitalization value companies generally are considered to be those (i) whose market capitalization is within the range of the market capitalization of companies in the Russell 2000® Value Index, and (ii) that meet one of the following metrics: (a) is included in the Russell 2000® Value Index or other third-party value index, or (b) is classified as value by a third-party financial data provider.
Using a quantitative analysis to evaluate financial data, NTI buys small capitalization stocks of companies believed to be worth more than is indicated by current market prices. Similarly, the management team normally will sell a security that it believes has achieved its full valuation, is not attractively priced or for other reasons. The team also may sell securities in order to maintain the desired portfolio characteristics of the Fund. In determining whether a stock is attractively priced, the Fund employs a strategy that uses statistics and other methods to evaluate fundamental and quantifiable stock or firm characteristics (such as relative attractiveness across valuation, price momentum and earnings quality). The characteristics are combined to create a proprietary multi-factor quantitative stock selection model that seeks to generate excess returns relative to the Russell 2000® Value Index by over- and underweighting securities included in such index.
Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.
The Fund may use derivatives such as stock index futures contracts to equitize cash and enhance portfolio liquidity.
Derivatives instruments that provide investment exposure to investments in the Fund’s 80% investment policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Fund had a focused investment in the financials sector.
Frank Russell Company does not endorse any of the securities in the Russell 2000® Value Index. It is not a sponsor of the Small Cap Value Fund and is not affiliated with the Fund in any way.